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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets High Dividend Equity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets High Dividend Equity Fund	as of November 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 90.2%
		Brazil: 5.3%
547,825		BM&F Bovespa S.A.	$2,243,405	0.9
430,712		Cia Energetica de Minas Gerais ADR	2,377,530	1.0
171,315		Cia Hering	1,630,747	0.7
236,199		Petroleo Brasileiro SA ADR	2,411,592	1.0
133,585		Totvs S.A.	1,872,619	0.8
164,745	@	Tractebel Energia S.A.	2,221,223	0.9
			12,757,116	5.3

		Chile: 2.6%
129,578		Banco Santander Chile ADR	2,832,575	1.2
10,431,463		Enersis SA	3,496,899	1.4
			6,329,474	2.6

		China: 19.6%
743,500		BOC Hong Kong Holdings Ltd.	2,622,686	1.1
2,176,000		China BlueChemical Ltd.	786,985	0.3
5,510,000		China Communications Services Corp., Ltd.	2,681,111	1.1
6,380,000		China Construction Bank	4,825,753	2.0
378,000		China Life Insurance Co., Ltd.	1,335,087	0.6
53,549		China Mobile Ltd. ADR	3,305,045	1.4
3,671,200		China Petroleum & Chemical Corp.	2,971,772	1.2
1,126,000		China Resources Power Holdings Co.	3,283,917	1.4
7,276,000		China Shanshui Cement Group Ltd.	2,767,275	1.2
481,000		China Shineway Pharmaceutical Group Ltd.	816,739	0.4
1,975,000		CNOOC Ltd.	2,853,844	1.2
1,160,000		COSCO Pacific Ltd.	1,572,369	0.7
2,386,000		Harbin Electric Co. Ltd.	1,490,334	0.6
7,200,768		Industrial and Commercial Bank of China Ltd.	4,866,949	2.0
2,174,000		Jiangsu Expressway Co. Ltd.	2,463,149	1.0
4,704,500		Parkson Retail Group Ltd.	1,290,414	0.5
878,000		Shanghai Industrial Holdings Ltd.	2,702,051	1.1
417,000		Shanghai Pharmaceuticals Holding Co. Ltd.	991,742	0.4
872,000		Wumart Stores, Inc.	818,563	0.3
2,255,000		Zhejiang Expressway Co., Ltd.	2,523,890	1.1
			46,969,675	19.6

		Czech Republic: 1.9%
77,946		CEZ AS	2,168,007	0.9
10,657		Komercni Banka AS	2,368,404	1.0
			4,536,411	1.9

		Egypt: 0.3%
245,707	@	Global Telecom Holding GDR	716,407	0.3

		Greece: 0.7%
736,559		National Bank of Greece SA	1,747,985	0.7

		Hong Kong: 3.5%
582,228		AIA Group Ltd.	3,356,985	1.4
34,950,000		Emperor Watch & Jewellery Ltd.	1,596,787	0.7
1,146,000		Hang Lung Properties Ltd.	3,438,637	1.4
			8,392,409	3.5

		Hungary: 0.7%
1,189,307		Magyar Telekom Telecommunications PLC	1,635,824	0.7

		India: 5.9%
118,557		Bank of Baroda	2,068,557	0.9
535,299		Coal India Ltd.	3,067,900	1.3
1,299,495		NTPC Ltd.	2,983,101	1.2
491,845		Oil & Natural Gas Corp., Ltd.	3,012,985	1.3
102,808		Punjab National Bank	1,771,476	0.7
156,678		Tata Steel Ltd.	1,192,285	0.5
			14,096,304	5.9

		Indonesia: 1.2%
5,333,300		Indofood Sukses Makmur Tbk PT	2,929,413	1.2

		Malaysia: 4.0%
1,711,900		AirAsia BHD	1,305,197	0.5
1,281,921		Berjaya Sports Toto BHD	1,318,872	0.6
1,573,500		IJM Corp. Bhd	3,153,978	1.3
1,647,300		IOI Corp. Bhd	2,347,372	1.0
502,000		Malayan Banking BHD	1,402,914	0.6
			9,528,333	4.0

		Mexico: 2.1%
1,268,689		Grupo Financiero Santander Mexico SAB de CV	2,903,300	1.2
74,050		Southern Copper Corp.	2,217,797	0.9
			5,121,097	2.1

		Panama: 0.6%
13,552		Copa Holdings S.A.	1,516,604	0.6

		Poland: 3.7%
296,800		Energa SA	2,075,567	0.9
95,676		PKP Cargo SA	2,207,768	0.9

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets High Dividend Equity Fund	as of November 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland: (continued)
207,861	Powszechna Kasa Oszczednosci Bank Polski S.A.	$2,317,619	1.0
15,301	Powszechny Zaklad Ubezpieczen SA	2,174,971	0.9
		8,775,925	3.7

	Qatar: 1.2%
73,098	Commercial Bank of Qatar	1,463,194	0.6
25,982	Industries Qatar QSC	1,359,247	0.6
		2,822,441	1.2

	Russia: 5.2%
269,241	CTC Media, Inc.	1,604,676	0.7
499,078	Gazprom OAO ADR	2,917,111	1.2
6,995	Lukoil OAO ADR	325,603	0.1
52,203	Lukoil OAO	2,391,077	1.0
168,828	Mobile Telesystems OJSC ADR	2,063,078	0.8
154,970	Phosagro OAO GDR	1,720,167	0.7
172,096	Severstal	1,563,759	0.7
		12,585,471	5.2

	Singapore: 1.0%
1,596,000	First Resources Ltd.	2,373,967	1.0

	South Africa: 6.1%
115,933	Barclays Africa Group Ltd.	1,863,940	0.8
166,491	The Foschini Group Ltd.	2,189,719	0.9
783,290	Growthpoint Properties Ltd.	1,959,973	0.8
169,341	MTN Group Ltd.	3,334,381	1.4
904,505	PPC Ltd.	2,088,372	0.9
253,058	Standard Bank Group Ltd.	3,106,740	1.3
		14,543,125	6.1

	South Korea: 11.4%
136,502	Hite Jinro Co. Ltd.	3,106,128	1.3
130,520	Hyundai Marine & Fire Insurance Co., Ltd.	3,134,751	1.3
9,049	Hyundai Motor Co.	1,453,774	0.6
71,340	Kangwon Land, Inc.	2,101,203	0.9
83,120	KB Financial Group, Inc.	2,912,951	1.2
89,765	KT Corp.	2,645,777	1.1
7,344	POSCO	2,005,526	0.8
4,269	Samsung Electronics Co., Ltd.	4,945,965	2.1
72,070	Shinhan Financial Group Co., Ltd.	3,222,839	1.3
23,586	SK Innovation Co. Ltd.	1,818,934	0.8
		27,347,848	11.4

	Taiwan: 9.1%
695,959	Cheng Uei Precision Industry Co., Ltd.	1,160,168	0.5
4,624,371	CTBC Financial Holding Co. Ltd	3,140,171	1.3
192,583	MediaTek, Inc.	2,889,087	1.2
4,047,466	Mega Financial Holdings Co., Ltd.	3,288,310	1.3
139,000	Phison Electronics Corp.	929,334	0.4
1,271,700	Powertech Technology, Inc.	2,124,399	0.9
950,000	Quanta Computer, Inc.	2,362,068	1.0
1,290,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,935,809	2.5
		21,829,346	9.1

	Thailand: 1.4%
285,400	PTT PCL	3,326,378	1.4

	Turkey: 2.7%
2,066,554	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,624,183	1.1
1,224,008	Turk Telekomunikasyon AS	3,912,862	1.6
		6,537,045	2.7

	Total Common Stock
	(Cost $227,002,102)	216,418,598	90.2

PREFERRED STOCK: 8.1%
	Brazil: 5.4%
312,502	Gerdau SA	1,306,442	0.5
186,541	Itau Unibanco Holding S.A.	2,816,452	1.2
819,125	Randon Participacoes SA	1,788,594	0.8
166,531	Telefonica Brasil SA	3,421,462	1.4
462,235	Vale SA	3,577,481	1.5
		12,910,431	5.4

	Russia: 0.5%
1,202,255	Sberbank of Russia	1,255,005	0.5

	South Korea: 2.2%
17,367	Hyundai Motor Co. - Series 2	2,073,287	0.9
3,392	Samsung Electronics Co., Ltd.	3,219,930	1.3
		5,293,217	2.2

	Total Preferred Stock
	(Cost $23,019,120)	19,458,653	8.1

	Total Long-Term Investments
	(Cost $250,021,222)	235,877,251	98.3

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets High Dividend Equity Fund	as of November 30, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
4,531,148	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,531,148)	$4,531,148	1.9

	Total Short-Term Investments
	(Cost $4,531,148)	4,531,148	1.9

	Total Investments in Securities (Cost $254,552,370)	$240,408,399	100.2
	Liabilities in Excess of Other Assets	(551,643)	(0.2)
	Net Assets	$239,856,756	100.0

††	Rate shown is the 7-day yield as of November 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $256,969,351.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$18,682,971
Gross Unrealized Depreciation	(35,243,923)

Net Unrealized Depreciation	$(16,560,952)

Sector Diversification	Percentage of Net Assets
Financials	30.3%
Information Technology	10.7
Energy	10.5
Telecommunication Services	9.8
Industrials	9.2
Materials	8.0
Utilities	7.7
Consumer Discretionary	6.5
Consumer Staples	4.8
Health Care	0.8
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets High Dividend Equity Fund	as of November 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$12,757,116	$–	$–	$12,757,116
Chile	6,329,474	–	–	6,329,474
China	6,647,498	40,322,177	–	46,969,675
Czech Republic	–	4,536,411	–	4,536,411
Egypt	–	716,407	–	716,407
Greece	–	1,747,985	–	1,747,985
Hong Kong	–	8,392,409	–	8,392,409
Hungary	–	1,635,824	–	1,635,824
India	–	14,096,304	–	14,096,304
Indonesia	–	2,929,413	–	2,929,413
Malaysia	6,820,222	2,708,111	–	9,528,333
Mexico	5,121,097	–	–	5,121,097
Panama	1,516,604	–	–	1,516,604
Poland	–	8,775,925	–	8,775,925
Qatar	–	2,822,441	–	2,822,441
Russia	8,305,032	4,280,439	–	12,585,471
Singapore	–	2,373,967	–	2,373,967
South Africa	2,088,372	12,454,753	–	14,543,125
South Korea	–	27,347,848	–	27,347,848
Taiwan	–	21,829,346	–	21,829,346
Thailand	–	3,326,378	–	3,326,378
Turkey	–	6,537,045	–	6,537,045
Total Common Stock	49,585,415	166,833,183	–	216,418,598
Preferred Stock	12,910,431	6,548,222	–	19,458,653
Short-Term Investments	4,531,148	–	–	4,531,148
Total Investments, at fair value	$67,026,994	$173,381,405	$–	$240,408,399
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(485,024)	$–	$(485,024)
Total Liabilities	$–	$(485,024)	$–	$(485,024)

(1)	For the period ended November 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At November 30, 2014, securities valued at $5,269,056 and $14,814,984 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2014, the following over-the-counter written options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
580,200	BNP Paribas Bank	Call on iShares MSCI Emerging Markets ETF	41 .220	USD	12/05/14	$444,433	$(316,746)
576,700	BNP Paribas Bank	Call on iShares MSCI Emerging Markets ETF	41 .890	USD	12/19/14	428,315	(168,278)
			Total Written OTC Options			$872,748	$(485,024)

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets High Dividend Equity Fund	as of November 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$485,024
Total Liability Derivatives		$485,024

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2014:

BNP Paribas Bank
Liabilities:
Written options	$485,024
Total Liabilities	$485,024

Net OTC derivative instruments by counterparty, at fair value	$(485,024)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(485,024)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 23, 2015